Convertible Notes (Details Narrative)					3 Months Ended		12 Months Ended
	Dec. 06, 2018 USD ($) shares	Aug. 27, 2018 USD ($) shares	Jul. 09, 2018 USD ($) shares	Apr. 04, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 USD ($)	May 16, 2018 USD ($)	May 01, 2018 USD ($)	May 01, 2018 CAD ($)	Feb. 28, 2018 USD ($)
Due to Related Party							$ 32,485
Common Shares issued upon conversion of Series A convertible notes	$ 200	$ 503	$ 2,672		$ 200		$ 3,175
Common Shares issued upon conversion of Series A convertible notes, Shares | shares	2,000,000	5,025,000	26,720,000		2,000,000		31,745,000
Accretion Expense					$ 361		$ 3,112
Carrying value of the Convertible Notes					854		693	171,876
Convertible Notes, Unamortized Discount					$ 28,257		28,618
Convertible Debentures - April 16, 2014
Carrying value of the Convertible Notes								73,548		$ 73,548
Convertible Notes, Unamortized Discount										920,000
Convertible Debentures - September 15, 2014 [Member]
Carrying value of the Convertible Notes								210,251		210,251
Convertible Notes, Unamortized Discount										1,052,000
Convertible Debentures - September 16, 2014 [Member]
Carrying value of the Convertible Notes								7,994		7,994
Convertible Notes, Unamortized Discount										40,000
Convertible Debentures - September 16, 2014 [Member]
Carrying value of the Convertible Notes								25,582		25,582
Convertible Notes, Unamortized Discount										320,000
Convertible Debentures - September 17, 2014 [Member]
Carrying value of the Convertible Notes								103,925		103,925
Convertible Notes, Unamortized Discount										520,000
Convertible Debentures - November 27, 2014 [Member]
Carrying value of the Convertible Notes								11,991		11,991
Convertible Notes, Unamortized Discount										150,000
Convertible Debentures - December 30, 2014 [Member]
Carrying value of the Convertible Notes								15,988		15,988
Convertible Notes, Unamortized Discount										80,000
Convertible Debentures - January 21, 2015 [Member]
Carrying value of the Convertible Notes								199,856		199,856
Convertible Notes, Unamortized Discount										2,500,000
Convertible Debentures - February 22, 2015 [Member]
Carrying value of the Convertible Notes								23,983		23,983
Convertible Notes, Unamortized Discount										120,000
Convertible Debentures - April 15, 2015 [Member]
Carrying value of the Convertible Notes								39,971		39,971
Convertible Notes, Unamortized Discount										200,000
Convertible Debentures - April 22, 2015 [Member]
Carrying value of the Convertible Notes								11,991		11,991
Convertible Notes, Unamortized Discount										60,000
Convertible Debentures - May 29, 2015 [Member]
Carrying value of the Convertible Notes								7,994		7,994
Convertible Notes, Unamortized Discount										40,000
Convertible Debentures - June 3, 2015 [Member]
Carrying value of the Convertible Notes								11,991		11,991
Convertible Notes, Unamortized Discount										60,000
Convertible Debentures - June 26, 2015 [Member]
Carrying value of the Convertible Notes								7,994		7,994
Convertible Notes, Unamortized Discount										40,000
Convertible Debentures - June 29, 2015 [Member]
Carrying value of the Convertible Notes								259,813		259,813
Convertible Notes, Unamortized Discount										2,889,147
Convertible Debentures - July 23, 2015 [Member]
Carrying value of the Convertible Notes								79,942		79,942
Convertible Notes, Unamortized Discount										500,000
Convertible Debentures - August 20, 2015 [Member]
Carrying value of the Convertible Notes								79,942				$ 79,942
Convertible Notes, Unamortized Discount												1,271,632
Convertible Debentures - October 4, 2015 [Member]
Carrying value of the Convertible Notes								79,942				79,942
Convertible Notes, Unamortized Discount												1,271,632
Convertible Debentures - October 17, 2015 [Member]
Carrying value of the Convertible Notes								21,584		21,584
Convertible Notes, Unamortized Discount										110,000
Convertible Debentures - December 1, 2015 [Member]
Carrying value of the Convertible Notes								7,994		7,994
Convertible Notes, Unamortized Discount										40,000
Convertible Debentures - February 1, 2016 [Member]
Carrying value of the Convertible Notes								35,974		35,974
Convertible Notes, Unamortized Discount										80,000
Convertible Debentures - February 24, 2016 [Member]
Carrying value of the Convertible Notes								23,983		23,983
Convertible Notes, Unamortized Discount										150,000
Convertible Debentures - February 24, 2016 [Member]
Carrying value of the Convertible Notes								19,986		19,986
Convertible Notes, Unamortized Discount										100,000
Convertible Debentures - May 31, 2016 [Member]
Carrying value of the Convertible Notes								91,934				91,934
Convertible Notes, Unamortized Discount												1,462,376
Convertible Debentures - July 12, 2016 [Member]
Carrying value of the Convertible Notes								27,980				27,980
Convertible Notes, Unamortized Discount												445,071
Convertible Debentures - September 29, 2016 [Member]
Carrying value of the Convertible Notes								3,997		3,997
Convertible Notes, Unamortized Discount										20,000
Convertible Debentures - November 16, 2016 [Member]
Carrying value of the Convertible Notes								55,960				55,960
Convertible Notes, Unamortized Discount												$ 890,142
Convertible Debentures - January 5, 2017 [Member]
Carrying value of the Convertible Notes								51,963		51,963
Convertible Notes, Unamortized Discount										260,000
Convertible Debentures - January 8, 2017 [Member]
Carrying value of the Convertible Notes								3,997	$ 3,997
Convertible Debentures - February 4, 2017 [Member]
Carrying value of the Convertible Notes								5,596		5,596
Convertible Notes, Unamortized Discount										28,000
Convertible Debentures - April 26, 2017 [Member]
Carrying value of the Convertible Notes								3,997	$ 3,997
Convertible Debentures - April 26, 2017 [Member]
Carrying value of the Convertible Notes								19,986		19,986
Convertible Notes, Unamortized Discount										100,000
Convertible Debentures - May 12, 2017 [Member]
Carrying value of the Convertible Notes								39,971		39,971
Convertible Notes, Unamortized Discount										200,000
Convertible Debentures - May 31, 2017 [Member]
Carrying value of the Convertible Notes								6,395		6,395
Convertible Notes, Unamortized Discount										32,000
Convertible Debentures - June 6, 2017 [Member]
Carrying value of the Convertible Notes								$ 39,971		39,971
Convertible Notes, Unamortized Discount										250,000
Convertible Debentures - December 23, 2017 [Member]
Carrying value of the Convertible Notes											$ 51,000
Convertible Notes, Unamortized Discount										204,000
Convertible Debentures - January 3, 2018 [Member]
Carrying value of the Convertible Notes											12,500
Convertible Notes, Unamortized Discount										62,500
Convertible Debentures - January 10, 2018 [Member]
Carrying value of the Convertible Notes											25,000
Convertible Notes, Unamortized Discount										100,000
Convertible Debentures - January 11, 2018 [Member]
Carrying value of the Convertible Notes											13,000
Convertible Notes, Unamortized Discount										52,000
Convertible Debentures - January 18, 2018 [Member]
Carrying value of the Convertible Notes											10,000
Convertible Notes, Unamortized Discount										40,000
Convertible Debentures - January 25, 2018 [Member]
Carrying value of the Convertible Notes											10,000
Convertible Notes, Unamortized Discount										40,000
Convertible Debentures - January 27, 2018 [Member]
Carrying value of the Convertible Notes											5,000
Convertible Notes, Unamortized Discount										20,000
Convertible Debentures - January 29, 2018 [Member]
Carrying value of the Convertible Notes											$ 246,000
Convertible Notes, Unamortized Discount										$ 984,000
President [Member]
Common Shares issued upon conversion of Series A convertible notes, Shares | shares							18,000,000
Mother of President [Member]
Common Shares issued upon conversion of Series A convertible notes, Shares | shares							5,320,000
Series A Preferred Stock [Member]
Due to Related Party				$ 32,485